Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,879,633	¥ 1,908,366
Carried at fair value	[1]	664,585	554,137
Total		2,544,218	2,462,503
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,879,633	1,908,366
Carried at fair value	[1]	664,585	554,137
Total		2,544,218	2,462,503
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		565,603	491,559
Carried at fair value	[1]
Total		565,603	491,559
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		334,389	429,075
Carried at fair value	[1]	5,088
Total		339,477	429,075
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,699	1,385
Carried at fair value	[1]
Total		1,699	1,385
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		977,942	986,347
Carried at fair value	[1]	659,497	554,137
Total		¥ 1,637,439	¥ 1,540,484

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.